Fair Value Measurement- Assets and Liabilities Measured or Disclosed at Fair Value (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Available-for-sale debt security	¥ (4,864)	$ (699)	¥ 3,732	¥ 0
Total (losses) gains, Intangible assets, net	(545,665)	$ (78,380)
Total (losses) gains, Equity investments accounted for at fair value using the alternative measurement	(1,895,951)		(1,564,062)		$ (272,336)
Total (losses) gains, total assets	(745,846)		265,478
Goodwill	(545,665)
Total assets measured at fair value	1,492,992		693,874		214,455	$ 100,920
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Available-for-sale debt security	10,913		(3,732)
Total (losses) gains, Equity investments with readily determinable fair value	2,853
Total (losses) gains, Equity investments accounted for using fair value option	(102,555)
Equity investments with readily determinable fair value	30,743				4,416
Equity investments accounted for using fair value option	388,581				55,816
Available-for-sale debt security	146,723		133,448		21,075	19,409
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Intangible assets, net	(8,800)		(12,767)
Total (losses) gains, Equity investments accounted for at fair value using the alternative measurement	(102,592)		281,977
Intangible assets, net	19		465		3	68
Equity investments accounted for at fair value using measurement alternative	926,926		559,961		$ 133,145	$ 81,443
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	30,743
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value	30,743
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	146,723		133,448
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt security	146,723		133,448
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	1,315,526		560,426
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using fair value option	388,581
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, net	19		465
Equity investments accounted for at fair value using measurement alternative	¥ 926,926		¥ 559,961